Investments in Investees (Details Textual) € / shares in Units, ₪ / shares in Units, $ / shares in Units, $ / shares in Units, shares in Thousands, ₪ in Millions, $ in Millions, $ in Millions			1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
		Mar. 02, 2017 ILS (₪) € / shares shares	Mar. 22, 2017 shares	Nov. 30, 2016 $ / shares	Mar. 31, 2017 ILS (₪)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2017 ILS (₪) ₪ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 ILS (₪) ₪ / shares		Dec. 31, 2016 CAD ($)	Dec. 31, 2015 ILS (₪)		Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 EUR (€) shares	Mar. 02, 2017 CAD ($) shares	Mar. 01, 2017
Investments in Investees (Textual)
Investments in joint ventures accounted for using equity method							₪ 340.0	₪ 340.0										€ 82,000,000
Loan interest rate							5.00%	5.00%									5.00%	5.00%
Loan mature date								Mature on January 2023.	Mature on January 2023.	Mature on January 2023.	Mature on January 2023.
Percentage of shareholders issued capital and voting rights							59.60%	59.60%									59.60%	59.60%
Profit (loss)								₪ 1,249.0	$ 360			₪ 3,180.0	[1],[2]		₪ 2,306.0	[2]
Increase in equity of capital reserves					₪ 479.0
CTY [Member]
Investments in Investees (Textual)
Percentage of shareholders issued capital and voting rights							44.60%	44.60%									44.60%	44.60%
Percentage of voting equity interests acquired diluted								44.00%	44.00%	44.00%	44.00%
Market share price | €											€ 2.16
Number of shares outstanding | shares							890,000	890,000									890,000	890,000
Profit (loss)	[3]							₪ 354.0				682.0			476.0
Capital reserve							₪ 11.0	₪ 11.0
EQY [member]
Investments in Investees (Textual)
Net gain from purchase of shareholders shares | $						$ 562
Other comprehensive loss before tax					114.0
Increase in equity of capital reserves					676.0
Exchange rates | $ / shares				$ 0.45
Percentage of exchange ratio				13.70%																13.20%
ATR [Member]
Investments in Investees (Textual)
Percentage of shareholders issued capital and voting rights							59.60%	59.60%									59.60%	59.60%
Percentage of voting equity interests acquired diluted								59.10%	59.10%	59.10%	59.10%
Market price of shares | € / shares											€ 4.15
Number of shares outstanding | shares							377,100	377,100									377,100	377,100
Total consideration value							₪ 7.9	₪ 7.9										€ 1,900,000
Profit (loss)	[4]							₪ 398.0				₪ 312.0			₪ 314.0
Investment plan units | shares								150	150	150	150
Stock issued during period convertible, shares | shares								97	97	97	97
Exchange trades consideration | $									$ 474
Description of nature of merger transaction								In addition, as part of his employment agreement, the CEO of ATR is entitled to shares worth of 240 thousand. As of December 31, 2017, ATR's CEO was allotted approximately 15 thousand shares.	In addition, as part of his employment agreement, the CEO of ATR is entitled to shares worth of 240 thousand. As of December 31, 2017, ATR's CEO was allotted approximately 15 thousand shares.	In addition, as part of his employment agreement, the CEO of ATR is entitled to shares worth of 240 thousand. As of December 31, 2017, ATR's CEO was allotted approximately 15 thousand shares.	In addition, as part of his employment agreement, the CEO of ATR is entitled to shares worth of 240 thousand. As of December 31, 2017, ATR's CEO was allotted approximately 15 thousand shares.
FCR [Member]
Investments in Investees (Textual)
Investments in joint ventures accounted for using equity method							₪ 4,643.0	₪ 4,643.0									$ 1,679
Percentage of shareholders issued capital and voting rights							32.60%	32.60%									32.60%	32.60%
Percentage of voting equity interests acquired diluted								31.70%	31.70%	31.70%	31.70%
Market price of shares | $ / shares										$ 20.72
Number of shares outstanding | shares			79,600				244,400	244,400									244,400	244,400
Stock acquired as of acquisition | shares		9,000																	9,000
Shares issued price per share | € / shares		€ 20.6
Total consideration value		€ 500.0																	$ 185
Proportion of ownership interest in subsidiary post acquisition		3.70%	32.70%					32.70%	32.70%	32.70%	32.70%
Profit (loss) of acquire								₪ 402.0
Profit (loss)							₪ 1,244.0	₪ 1,016.0		$ 644,160				$ 385,792
Capital reserve					₪ 1,495.0
Description of nature of merger transaction								FCR owns 160 income-producing properties with a GLA of 2.2 million square meters and one property under development.	FCR owns 160 income-producing properties with a GLA of 2.2 million square meters and one property under development.	FCR owns 160 income-producing properties with a GLA of 2.2 million square meters and one property under development.	FCR owns 160 income-producing properties with a GLA of 2.2 million square meters and one property under development.
Exchange rates | ₪ / shares								₪ 2.7648				₪ 2.8511
Czech Republic [Member]
Investments in Investees (Textual)
Investments in joint ventures accounted for using equity method							719.0	₪ 719.0				₪ 700.0
Sweden [Member]
Investments in Investees (Textual)
Investments in joint ventures accounted for using equity method							286.0	286.0				₪ 279.0
Canada [Member]
Investments in Investees (Textual)
Investments in joint ventures accounted for using equity method							₪ 417.0	₪ 417.0

[1]	Reclassified, refer to Note 2dd.
[2]	Reclassified, refer to note 2ff.
[3]	In 2016 includes goodwill impairment.
[4]	Includes acquisition- adjustments amortization